Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Guinness Atkinson Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Alternative Energy Fund
Class Name	Guinness Atkinson Alternative Energy Fund
Trading Symbol	GAAEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/alternative-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Alternative Energy Fund produced a total return of -3.67% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Hubbell, Schneider and Itron all performed strongly driven by an acceleration in global electrification activity and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins. Hubbell and Eaton delivered good earnings upgrades resulting from the re-industrialisation of the United States as well as the move to electrification. The positive order book inflection continues at Eaton.

  Within displacement, Trane Technologies and Installed Building Products (IBP) delivered well. Trane was helped also by regulatory changes and its positioning with respect data centres.

  In addition, First Solar shares were up 30.9% in 1H as the company was seen as a key beneficiary when local content IRA tax credit definitions were clarified while NextEra performed well after delivering an upbeat "Renewables Development Day" for investors.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, with EV component and lithium-ion battery manufacturers suffering from delays in EV launch schedules, margin pressure and the threat of increasing Chinese competition.

  Nibe shares were under pressure as the heat pump market remains overstocked at the distributor level.

  Canadian Solar delivered negative contribution as module prices reached record lows while US residential solar companies continued to face a prolonged de-stocking headwind.

  A number of our generation companies delivered negative contribution as interest rate cuts did not crystalise while Sunnova weakened through the period as the US residential solar business remained under pressure.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	-3.67%	-13.09%	12.63%	2.15%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 23,784,974
Holdings Count | shares	33
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$23,784,974
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.90%
Trane Technologies PLC	4.70%
Nextera Energy Inc.	4.40%
Schneider Electric SE	4.40%
Eaton Corp PLC	4.30%
Hubbell Inc	4.20%
Legrand SA	4.10%
Siemens AG	3.90%
NXP Semiconductors NV	3.70%
Owens Corning	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.90%
Trane Technologies PLC	4.70%
Nextera Energy Inc.	4.40%
Schneider Electric SE	4.40%
Eaton Corp PLC	4.30%
Hubbell Inc	4.20%
Legrand SA	4.10%
Siemens AG	3.90%
NXP Semiconductors NV	3.70%
Owens Corning	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Asia Focus Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Asia Focus Fund
Class Name	Guinness Atkinson Asia Focus Fund
Trading Symbol	IASMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/asia-focus-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$99	1.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Asia Focus Fund produced a total return of 0.34% vs the MSCI AC Far East ex Japan Index (net return) of 7.98%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Overall Fund performance was primarily driven by asset allocation, with overweighting to Information Technology and zero weighting to Real Estate and Materials driving the highest contributions to the Fund's total returns.

  Overweighting in Health Care and Consumer Discretionary caused the largest drags to performance contribution. Communication Services was the third largest drag, although this was driven by stock selection (underweight Tencent and overweight Baidu) which more than offset positive asset allocation effects.

  Stock selection in Health Care and Consumer Discretionary were also drags on performance, driven by China Medical Systems (-51.62% in USD), Corporate Travel Management (-32.90%), and Hanon Systems (-39.15%).

  A positive stock selection effect was seen in Financials where China Merchants Bank (+30.34%) and DBS Group (+18.23%) both outperformed. Within Technology, we saw strong performances from TSMC (+54.88%), Applied Materials (+46.12%) and Broadcom (+44.90%). However, under allocation to TSMC caused a drag effect.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	0.34%	0.83%	0.13%	2.40%
MSCI AC Far East ex Japan Index (Net Return)	7.98%	8.38%	1.61%	3.19%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 10,407,477
Holdings Count | shares	31
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$10,407,477
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc.	7.60%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.10%
Applied Materials Inc.	6.70%
Elite Material Co., Ltd.	5.80%
Samsung Electronics Co., Ltd.	5.70%
NetEase Inc. - ADR	4.80%
DBS Group Holdings	4.40%
NARI Technology Co., Ltd.	4.40%
Shenzhou International	4.20%
Autohome Inc.	4.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	19.90%
Commercial Banks	7.30%
Semiconductor Components - Integrated Circuits	7.10%
Electronic Component Miscellaneous	5.80%
E-Commerce/Services	5.70%
Entertainment Software	4.80%
Machinery - General Industries	4.40%
Textile - Apparel	4.20%
Building Products - Cement/Aggregates	4.00%
Photo Equipment & Supplies	3.90%
Internet Application Software	3.70%
Food - Dairy Products	3.40%
MRI/Medical Diagnostic Imaging	3.20%
E-Commerce/Products	3.10%
Machinery - Construction & Mining	2.50%
Computer Data Security	2.40%
Travel Services	2.40%
Medical Products	2.40%
Auto - Cars/Light Trucks	2.20%
Auto/Truck Parts & Equipment	2.20%
Insurance	2.10%
Batteries/Battery Systems	1.60%
Pharmaceuticals	1.40%
Internet & Direct Marketing Retail	0.10%
Metal Processors & Fabricators	0.00%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc.	7.60%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.10%
Applied Materials Inc.	6.70%
Elite Material Co., Ltd.	5.80%
Samsung Electronics Co., Ltd.	5.70%
NetEase Inc. - ADR	4.80%
DBS Group Holdings	4.40%
NARI Technology Co., Ltd.	4.40%
Shenzhou International	4.20%
Autohome Inc.	4.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson China & Hong Kong Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson China & Hong Kong Fund
Class Name	Guinness Atkinson China & Hong Kong Fund
Trading Symbol	ICHKX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/china-hong-kong-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$93	1.94%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson China & Hong Kong Fund produced a total return of -8.16% vs the MSCI China Index (net return) of 4.74%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Individual stock returns, led by China Merchants Bank (total return +30.4%), Sany Heavy Industry (+18.7%) and Haier Smart Home (+18.4%).

  Stock selection in the Real Estate sector, driven by China Overseas Land & Investment (+1.6%) compared to the sector which fell 11.4%.

  Stock selection in the Consumer Staples sector, led by not holding names such as Kweichow Moutai (-15.2%), Mengniu Dairy (-30.6%) and JD Health (-45.6%).

Areas which detracted from the Fund's relative performance were:

  Offshore stocks outperformed onshore stocks. As the Fund is underweight to the offshore market and overweight to A shares, it benefited from less of the rally in the offshore market.

  The Fund has an overweight to mid-caps which, along with small caps, have significantly underperformed large caps.

  Structural underweight to Tencent (total return +28.0%) which is the largest stock in the Index and so the Fund's relative performance benefited less.

  Underweight to Financials, and more specifically the underweight to the large state-owned enterprise (SOE) banks. The Fund does not hold any of the large SOE banks which have been significant outperformers as a value play.

  The combined underweight to Materials, Energy and Utilities which have been stronger sectors but where the Fund has no exposure.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	-8.16%	-16.65%	-6.17%	-0.61%
MSCI China Index (Net Return)	4.74%	-1.62%	-4.25%	1.39%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 24,557,629
Holdings Count | shares	32
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$24,557,629
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd.	4.90%
NARI Technology Co., Ltd.	4.00%
Geely Automobile Holdings Ltd.	3.90%
China Merchants Bank Co., Ltd. - H Shares	3.90%
Weichai Power Co., Ltd. - H Shares	3.80%
Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	3.80%
Sany Heavy Industry Co., Ltd. - A Shares	3.80%
NetEase Inc. - ADR	3.60%
Shenzhou International Group Holdings Ltd.	3.60%
Hong Kong Exchanges & Clearing Ltd.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd.	4.90%
NARI Technology Co., Ltd.	4.00%
Geely Automobile Holdings Ltd.	3.90%
China Merchants Bank Co., Ltd. - H Shares	3.90%
Weichai Power Co., Ltd. - H Shares	3.80%
Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	3.80%
Sany Heavy Industry Co., Ltd. - A Shares	3.80%
NetEase Inc. - ADR	3.60%
Shenzhou International Group Holdings Ltd.	3.60%
Hong Kong Exchanges & Clearing Ltd.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Energy Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Energy Fund
Class Name	Guinness Atkinson Global Energy Fund
Trading Symbol	GAGEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$76	1.46%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Global Energy Fund produced a total return of 10.19% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Canadian integrateds: Holdings such as Canadian Natural Resources and Imperial Oil benefiting from operational leverage to rising oil prices, and a narrowing of the differential between Canadian and US oil benchmarks.

  US exploration and production companies: Also with good leverage to rising oil prices, plus well received M&A for Diamondback Energy, as described above.

  US refining: Tighter refining capacity, especially with outages in Russia, drove refining margins higher. Particular beneficiaries included Valero Energy and US major, Exxon.

  Chinese majors: our holding in Petrochina performed particularly well, benefitting from lower gas prices (helping the company's gas import division) and stronger oil production.

  Galp: exploration success offshore Namibia has boosted expectations of a material uplift in Galp's proven oil and gas reserves in the coming years.

Sectors in the portfolio that were relatively weaker over the period included:

  International natural gas: Equinor, which supplies around one third of Northwest Europe's gas needs, was a notable laggard, reflecting the decline in European gas prices since the start of the year.

  Services: Large cap diversified service companies Schlumberger and Baker Hughes underperformed, driven by a falling rig count in North America and a pullback in longer-term oil spending in Saudi.

  Midstream: Pipeline companies Enbridge and Kinder Morgan underperformed, due to lower leverage to rising oil prices than most other parts of the portfolio.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	10.19%	18.23%	7.45%	-2.19%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%
MSCI World Energy Index (Net Return)	8.29%	15.56%	9.01%	1.51%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 11,678,674
Holdings Count | shares	32
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$11,678,674
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Shell PLC	5.70%
Exxon Mobil Corp.	5.70%
Chevron Corp.	5.50%
TotalEnergies SE	5.30%
BP PLC	4.80%
ConocoPhillips	4.70%
Valero Energy Corp.	4.50%
Imperial Oil Ltd.	4.00%
Diamondback Energy Inc.	3.90%
Suncor Energy Inc.	3.90%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Shell PLC	5.70%
Exxon Mobil Corp.	5.70%
Chevron Corp.	5.50%
TotalEnergies SE	5.30%
BP PLC	4.80%
ConocoPhillips	4.70%
Valero Energy Corp.	4.50%
Imperial Oil Ltd.	4.00%
Diamondback Energy Inc.	3.90%
Suncor Energy Inc.	3.90%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Innovators Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Innovators Fund
Class Name	Investor Class
Trading Symbol	IWIRX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Innovators Fund - Investor Class	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Global Innovators Fund - Investor Class produced a total return of 18.35% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's overweight position to the Information Technology sector, and more specifically the benchmark's top performing Semiconductor industry, was the greatest tailwind to Fund outperformance, driven by both strong allocation and stock selection effects. Strength from Nvidia (+149.5% USD), off-benchmark name TSMC (+68.3% USD) and semi-cap equipment names Applied Materials (+46.1%), KLA (+42.4%) and Lam Research (+36.5%) all contributed positively to Fund outperformance.

  The Fund also benefitted from strong stock selection within Industrials, where holdings ABB (+27.6% USD) and Schneider Electric (+21.3%) outperformed the broader MSCI World Industrials index by 20.1% and 13.8% respectively.

  Whilst holding a relatively neutral position to both the Communication services and Healthcare sectors, strength from Meta (+42.7% USD), Alphabet (+30.3%) and Novo Nordisk (+40.5%) drove a strong stock selection effect within these sectors.

  The Fund benefitted from a zero-weight allocation to Energy, Utilities, Consumer Staples, Materials and Real Estate, which all underperformed the broader benchmark.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	18.35%	30.68%	16.75%	12.30%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 217,147,704
Holdings Count | shares	30
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$217,147,704
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp.	4.50%
Amphenol Corporation	4.40%
Applied Materials Inc.	4.30%
ABB Ltd.	4.20%
Lam Research Corp.	4.10%
Microsoft Corp.	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.00%
Meta Platforms Inc. - Class A	3.70%
NVIDIA Corp.	3.70%
Schneider Electric SE	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp.	4.50%
Amphenol Corporation	4.40%
Applied Materials Inc.	4.30%
ABB Ltd.	4.20%
Lam Research Corp.	4.10%
Microsoft Corp.	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.00%
Meta Platforms Inc. - Class A	3.70%
NVIDIA Corp.	3.70%
Schneider Electric SE	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Innovators Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Innovators Fund
Class Name	Institutional Class
Trading Symbol	GINNX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Innovators Fund - Institutional Class	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Global Innovators Fund - Institutional Class produced a total return of 18.51% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's overweight position to the Information Technology sector, and more specifically the benchmark's top performing Semiconductor industry, was the greatest tailwind to Fund outperformance, driven by both strong allocation and stock selection effects. Strength from Nvidia (+149.5% USD), off-benchmark name TSMC (+68.3% USD) and semi-cap equipment names Applied Materials (+46.1%), KLA (+42.4%) and Lam Research (+36.5%) all contributed positively to Fund outperformance.

  The Fund also benefitted from strong stock selection within Industrials, where holdings ABB (+27.6% USD) and Schneider Electric (+21.3%) outperformed the broader MSCI World Industrials index by 20.1% and 13.8% respectively.

  Whilst holding a relatively neutral position to both the Communication services and Healthcare sectors, strength from Meta (+42.7% USD), Alphabet (+30.3%) and Novo Nordisk (+40.5%) drove a strong stock selection effect within these sectors.

  The Fund benefitted from a zero-weight allocation to Energy, Utilities, Consumer Staples, Materials and Real Estate, which all underperformed the broader benchmark.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	18.51%	31.02%	17.04%	12.54%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 217,147,704
Holdings Count | shares	30
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$217,147,704
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp.	4.50%
Amphenol Corporation	4.40%
Applied Materials Inc.	4.30%
ABB Ltd.	4.20%
Lam Research Corp.	4.10%
Microsoft Corp.	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.00%
Meta Platforms Inc. - Class A	3.70%
NVIDIA Corp.	3.70%
Schneider Electric SE	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp.	4.50%
Amphenol Corporation	4.40%
Applied Materials Inc.	4.30%
ABB Ltd.	4.20%
Lam Research Corp.	4.10%
Microsoft Corp.	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.00%
Meta Platforms Inc. - Class A	3.70%
NVIDIA Corp.	3.70%
Schneider Electric SE	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Renminbi Yuan & Bond Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Renminbi Yuan & Bond Fund
Class Name	Guinness Atkinson Renminbi Yuan & Bond Fund
Trading Symbol	GARBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guinness Atkinson Renminbi Yuan & Bond Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Renminbi Yuan & Bond Fund	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Renminbi Yuan & Bond Fund produced a total return of -0.62% vs the Hang Seng Markit IBoxx Offshore RMB Overall Index of -0.21%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Overall Fund performance was primarily driven interest coupons and bonds price gains (+1.85%) but offset in dollar terms by a decline (-2.43%) in the value of the Renminbi vs the US Dollar.

  The biggest contributor to performance was GLP China Holdings 4% 07/02/2024 (+26.7%). The bond had been exhibiting signs of distress, but the company has been raising liquidity and the price improved. The bond has since matured, on maturity date at par.

  The macro environment in China has remained testing with consumer sentiment weak, inflation falling and the government very cautious about adding short-term stimulus.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Renminbi Yuan & Bond Fund	-0.62%	2.20%	0.26%	0.44%
Hang Seng Markit iBoxx Offshore RMB Overall Index (Net Return)	-0.21%	2.83%	1.94%	2.07%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 3,269,163
Holdings Count | shares	11
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$3,269,163
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	21%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Yuan Renminbi Offshore	41.20%
First Abu Dhabi Bank, 3.400%, 08/18/25	16.80%
Standard Chartered PLC 4.350%, 03/18/26	8.50%
China Development Bank, 3.230%, 11/27/25	4.20%
QNB Finance Ltd., 3.800%, 06/17/25	4.20%
HSBC Holding, 3.400%, 06/29/27	4.20%
Bank of China, 3.080%, 04/28/26	4.20%
Agriculture Development Bank of China 3.400%, 11/06/24	4.20%
Municipality of Shenzhen China, 2.900%, 10/19/26	4.20%
QNB Finance Ltd., 3.900%, 06/17/25	4.20%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Yuan Renminbi Offshore	41.20%
First Abu Dhabi Bank, 3.400%, 08/18/25	16.80%
Standard Chartered PLC 4.350%, 03/18/26	8.50%
China Development Bank, 3.230%, 11/27/25	4.20%
QNB Finance Ltd., 3.800%, 06/17/25	4.20%
HSBC Holding, 3.400%, 06/29/27	4.20%
Bank of China, 3.080%, 04/28/26	4.20%
Agriculture Development Bank of China 3.400%, 11/06/24	4.20%
Municipality of Shenzhen China, 2.900%, 10/19/26	4.20%
QNB Finance Ltd., 3.900%, 06/17/25	4.20%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain planned changes since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/ or you may request this information by contacting us at (800) 915-6565.

On June 26, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund. Accordingly, effective on July 3, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on August 30, 2024.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.